UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	B3	$ 167,125
230	5.125%, 1/01/37	1/15 at 100.00	B3	147,927
490	Total Consumer Discretionary			315,052
	Consumer Staples – 5.4% (3.8% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
895	4.500%, 6/01/23	6/17 at 100.00	B1	854,260
4,525	4.750%, 6/01/34	6/17 at 100.00	B2	3,643,802
1,385	5.000%, 6/01/41	6/17 at 100.00	B2	1,131,171
6,805	Total Consumer Staples			5,629,233
	Education and Civic Organizations – 11.1% (8.0% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	BBB	258,525
	2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	1,197,465
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	788,670
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA–	64,812
	2004L, 5.125%, 7/01/21 – NPFG Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	1,025,164
	2006A, 5.000%, 7/01/36 – AMBAC Insured
665	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option	No Opt. Call	AAA	1,021,945
	Bond Trust 3922, 13.501%, 7/01/19 (IF)
300	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	337,287
	5.000%, 7/01/42
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	286,398
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	184,564
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series	7/14 at 100.00	AA–	661,109
	2004A, 5.125%, 7/01/19 – FGIC Insured
135	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	149,573
	5.000%, 12/01/30
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	297,783
	5.000%, 12/01/25
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	405,783
	5.750%, 12/01/27 (Alternative Minimum Tax)
1,185	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	1,231,713
	4.250%, 12/01/25 (Alternative Minimum Tax)
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	459,576
	Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (4)
250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	4/22 at 100.00	BBB–	254,273
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding
	Series 2012, 5.125%, 4/01/32
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	10/22 at 100.00	A–	82,961
	Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project,
	Refunding Series 2012, 5.000%, 10/01/31 (WI/DD, Settling 8/07)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
	Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001:
2,000	5.250%, 9/01/21	9/12 at 100.00	BBB	2,003,040
500	5.250%, 9/01/31	9/12 at 100.00	BBB	500,370
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	12/12 at 101.00	BBB–	503,275
	Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series
	2002, 5.500%, 12/01/31
10,720	Total Education and Civic Organizations			11,714,286
	Financials – 1.8% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	10/12 at 100.00	N/R	844,849
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	10/12 at 100.00	Ba1	251,228
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	832,523
	Project, Series 2002, 5.750%, 10/01/21
1,850	Total Financials			1,928,600
	Health Care – 18.2% (13.0% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	316,705
	2004A, 5.750%, 2/15/34
710	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	767,240
	Series 2008A, 5.000%, 7/01/27
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	539,342
	Tender Option Bond Trust 3018, 19.251%, 7/01/38 – AGC Insured (IF)
850	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BBB–	978,826
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	912,514
	Medical Center, Series 2007, 5.000%, 7/01/37
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa3	1,609,530
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	133,493
	Hospital, Series 2005A, 5.500%, 7/01/36
440	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center,	7/16 at 100.00	A	453,776
	Series 2006B, 5.000%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center,	7/16 at 100.00	A	186,970
	Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	8/12 at 100.00	A3	3,515,820
	Obligated Group, Series 2001, 5.625%, 7/01/31
1,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/22 at 100.00	A3	1,036,443
	Obligated Group Issue, Refunding Series 2012, 3.750%, 7/01/24
1,255	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	1,345,423
	2007-I, 5.000%, 7/01/38 – AGC Insured
125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	126,515
	Corporation, Series 2005B, 5.000%, 7/01/25 – RAAI Insured
1,555	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB	1,695,976
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	458,203
	Care System, Series 2006A, 5.000%, 7/01/29
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare	7/18 at 100.00	BBB–	826,413
	System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	899,341
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,011,080
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	690,942
615	5.000%, 7/01/46	7/16 at 100.00	A2	636,482
18,150	Total Health Care			19,141,034
	Housing/Multifamily – 0.9% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-
	Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
560	5.750%, 6/01/31	6/20 at 100.00	Baa3	626,909
300	5.875%, 6/01/42	6/20 at 100.00	Baa3	333,018
860	Total Housing/Multifamily			959,927
	Housing/Single Family – 5.2% (3.7% of Total Investments)
5,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	5,473,400
	Series 2011A, 4.650%, 10/01/29
	Long-Term Care – 2.5% (1.8% of Total Investments)
520	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	538,470
	Evergreens Project, Series 2007, 5.625%, 1/01/38
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens	11/14 at 100.00	BBB–	256,695
	at Wards Homestead, Series 2004A, 5.800%, 11/01/31
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	6.000%, 6/01/25	12/12 at 101.00	A–	1,011,880
335	5.500%, 6/01/31	12/12 at 101.00	A–	338,853
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	1/13 at 100.00	BB+	500,050
	Jersey Obligated Group, Series 1998, 5.125%, 7/01/25
2,605	Total Long-Term Care			2,645,948
	Tax Obligation/General – 3.6% (2.6% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	1,095,720
	AMBAC Insured
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,224,806
300	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	352,056
	5.000%, 8/01/27
250	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	Aa3	315,800
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding	12/21 at 100.00	AA+	823,923
	Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)
3,390	Total Tax Obligation/General			3,812,305
	Tax Obligation/Limited – 36.0% (25.8% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	804,918
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,844,901
	5.000%, 12/01/18 – NPFG Insured
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds,	9/15 at 100.00	Aa2	1,124,330
	Series 2005A, 5.000%, 9/01/16 – AGM Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	1,186,471
	2004, 5.250%, 1/01/16 – AMBAC Insured
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	777,424
	2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,795,900
	Refunding Series 2012A, 5.000%, 11/01/20
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	674,715
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,012,043
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	A+	1,904,095
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
600	5.000%, 6/15/19	No Opt. Call	BBB+	690,438
360	5.000%, 6/15/21	No Opt. Call	BBB+	415,861
600	5.000%, 6/15/26	6/22 at 100.00	BBB+	668,034
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	1,305,324
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	68,234
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	118,971
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	665,485
1,235	5.000%, 9/01/37	9/17 at 100.00	A+	1,336,381
470	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement	No Opt. Call	AA–	527,730
	Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	1,013,782
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,488,186
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	272,690
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	401,818
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	695,077
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation	No Opt. Call	A+	2,738,580
	Series 2010A, 0.000%, 12/15/30
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	1,654,211
	2006A, 5.500%, 12/15/22
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	1,552,044
	5.500%, 12/15/16 – NPFG Insured
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA–	1,419,085
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	1,204,710
3,500	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,324,995
6,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	2,142,180
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	1,157,370
	5.000%, 12/15/26 – AMBAC Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	975,168
	5.000%, 12/15/24
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	401,177
	2006A, 4.500%, 7/01/36 – CIFG Insured
550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	598,065
	Lien Series 2010B, 5.250%, 10/01/29
45,095	Total Tax Obligation/Limited			37,960,393
	Transportation – 19.4% (13.8% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	1,073,240
1,000	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,074,960
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	537,480
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	550,490
	5.000%, 1/01/40
300	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue	9/22 at 100.00	A+	344,685
	Bonds, Refunding Series 2012, 5.000%, 9/01/31
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/12 at 100.00	B	903,447
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants,	No Opt. Call	Aa3	1,094,270
	Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants,	9/15 at 100.00	A1	1,098,540
	Series 2005A, 5.000%, 9/15/18 – FGIC Insured
50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	59,057
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	3,119,070
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	387,672
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	1,125,360
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	269,345
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	Aa2	1,651,290
	Series 2005, 5.000%, 12/01/34
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	440,733
	Eighth Series 2008, Trust 2920, 17.471%, 8/15/32 – AGM Insured (IF)
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-	1/14 at 101.00	Aa2	530,620
	Fourth Series 2004, 5.000%, 7/15/34
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/12 at 100.00	BBB	5,001,650
	LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
950	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series	No Opt. Call	A–	1,116,364
	2012., 5.000%, 11/01/22
19,050	Total Transportation			20,378,273
	U.S. Guaranteed – 11.2% (8.0% of Total Investments) (5)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
600	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	660,990
1,200	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,320,072
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (5)	452,029
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	BBB (5)	753,087
	2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
700	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	792,512
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,132,160
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	588,723
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	1/14 at 100.00	A+ (5)	1,066,610
	Series 2004B, 5.000%, 7/01/21 (Pre-refunded 1/01/14) – AMBAC Insured
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (5)	680,656
	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
890	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	N/R (5)	930,682
	Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series	No Opt. Call	N/R (5)	1,071,671
	2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	156,858
20	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	24,132
700	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	770,364
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	BBB (5)	401,303
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
965	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	1,011,204
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
10,645	Total U.S. Guaranteed			11,813,053
	Utilities – 1.9% (1.3% of Total Investments)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control	No Opt. Call	A	1,999,829
	Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%,
	3/01/21 – NPFG Insured
	Water and Sewer – 22.3% (16.0% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/15 at 100.00	Ba2	232,319
	2005, 6.000%, 7/01/25
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	2/13 at 100.00	A	7,005,530
	Company, Series 1998, 5.350%, 2/01/38 – NPFG Insured (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-	5/20 at 100.00	A	285,080
	American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative
	Minimum Tax)
320	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-	11/20 at 100.00	A	349,958
	American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative
	Minimum Tax)
1,680	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A,	No Opt. Call	AAA	1,723,243
	3.250%, 9/01/31
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
670	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	781,924
640	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	718,404
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	Baa2	12,392,265
	0.000%, 8/01/23 – NPFG Insured
26,625	Total Water and Sewer			23,488,723
$ 152,795	Total Investments (cost $134,708,960) – 139.8%			147,260,056
	MuniFund Term Preferred Shares, at Liquidation Value – (42.6)% (6)			(44,861,000)
	Other Assets Less Liabilities – 2.8%			2,936,580
	Net Assets Applicable to Common Shares – 100%			$ 105,335,636

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$147,260,056	$ —	147,260,056

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $134,625,565.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$13,061,480
Depreciation	(426,989)
Net unrealized appreciation (depreciation) of investments	$12,634,491

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012